Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
August 31, 2025
AXS3-NPRT3-1025
1.967936.111
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	126	207,414
CANADA - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (c)	13,400	2,609,650
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	8,116	1,576,695
GERMANY - 0.6%
Information Technology - 0.6%
Software - 0.6%
SAP SE	22,300	6,069,980
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(d)	125,485	450,629
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	10,416	14,269
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	8,327	5,930,489
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (c)	71,840	13,401,034
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	74,500	17,199,815
UNITED KINGDOM - 0.6%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)	244,400	832,434
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	1,106	1,136,161
TOTAL FINANCIALS		1,968,595

Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC ADR	252,700	3,651,515
TOTAL UNITED KINGDOM		5,620,110
UNITED STATES - 91.0%
Communication Services - 20.8%
Diversified Telecommunication Services - 0.4%
AT&T Inc	144,300	4,226,547
Entertainment - 6.2%
Netflix Inc (c)	15,000	18,123,750
ROBLOX Corp Class A (c)	71,900	8,958,021
Roku Inc Class A (c)	348,036	33,606,356
Spotify Technology SA (c)	100	68,188
		60,756,315
Interactive Media & Services - 12.1%
Alphabet Inc Class A	19,900	4,236,909
Alphabet Inc Class C	167,660	35,800,440
Epic Games Inc (b)(c)(d)	2,200	1,541,276
Meta Platforms Inc Class A	94,989	70,168,374
Reddit Inc Class A (c)	29,700	6,684,876
		118,431,875
Media - 0.1%
MNTN Inc (e)	28,106	573,643
Wireless Telecommunication Services - 2.0%
T-Mobile US Inc	75,524	19,031,293
TOTAL COMMUNICATION SERVICES		203,019,673

Consumer Discretionary - 10.0%
Automobiles - 0.1%
Neutron Holdings Inc (b)(c)(d)	77,208	6,285
Rad Power Bikes Inc (b)(c)(d)	13,874	694
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	18,888	1,700
Rivian Automotive Inc Class A (c)	1,000	13,570
Tesla Inc (c)	4,660	1,555,834
		1,578,083
Broadline Retail - 6.4%
Amazon.com Inc (c)	270,780	62,008,620
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings Inc	10,800	2,981,448
Sonder Holdings Inc Stage 1 rights (b)(c)	1,133	0
Sonder Holdings Inc Stage 2 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 3 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 4 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,132	0
Starbucks Corp	38,700	3,412,953
Yum! Brands Inc	1,900	279,243
		6,673,644
Specialty Retail - 2.8%
Carvana Co Class A (c)	42,400	15,769,408
Lowe's Cos Inc	18,200	4,696,692
O'Reilly Automotive Inc (c)	62,400	6,469,632
		26,935,732
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(c)(d)	174,908	467,004
TOTAL CONSUMER DISCRETIONARY		97,663,083

Consumer Staples - 1.9%
Beverages - 0.8%
Coca-Cola Co/The	116,000	8,002,840
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (c)	51,600	5,040,288
Costco Wholesale Corp	4,700	4,433,604
		9,473,892
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	836,067	1,287,543
JUUL Labs Inc Class B (b)(c)(d)	709	1,092
Philip Morris International Inc	600	100,278
		1,388,913
TOTAL CONSUMER STAPLES		18,865,645

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxon Mobil Corp	2,700	308,583
Financials - 4.1%
Financial Services - 3.1%
Affirm Holdings Inc Class A (c)	56,400	4,989,144
Apollo Global Management Inc	49,800	6,784,254
Visa Inc Class A	51,726	18,196,172
		29,969,570
Insurance - 1.0%
Arthur J Gallagher & Co	13,000	3,935,750
Progressive Corp/The	24,700	6,102,382
		10,038,132
TOTAL FINANCIALS		40,007,702

Health Care - 4.3%
Biotechnology - 1.4%
Alnylam Pharmaceuticals Inc (c)	9,963	4,448,579
Cytokinetics Inc (c)	70,841	2,502,813
Insmed Inc (c)	12,100	1,646,810
Nuvalent Inc Class A (c)	15,000	1,148,700
Soleno Therapeutics Inc (c)	13,900	940,612
Vaxcyte Inc (c)	54,102	1,665,801
Viking Therapeutics Inc (c)(f)	36,878	997,550
		13,350,865
Health Care Equipment & Supplies - 0.9%
Blink Health LLC Class A1 (b)(c)(d)	2,573	93,631
Boston Scientific Corp (c)	86,901	9,168,056
		9,261,687
Health Care Providers & Services - 0.0%
McKesson Corp	400	274,656
Pharmaceuticals - 2.0%
Eli Lilly & Co	24,800	18,167,984
Structure Therapeutics Inc ADR (c)	24,000	463,200
		18,631,184
TOTAL HEALTH CARE		41,518,392

Industrials - 5.1%
Aerospace & Defense - 1.0%
Anduril Industries Inc Class B (b)(d)	600	24,528
Axon Enterprise Inc (c)	6,900	5,156,301
GE Aerospace	6,400	1,761,280
Relativity Space Inc (b)(c)	504	534
Space Exploration Technologies Corp (b)(c)(d)	5,383	1,141,196
Space Exploration Technologies Corp Class C (b)(c)(d)	1,006	213,272
TransDigm Group Inc	1,000	1,398,880
		9,695,991
Building Products - 2.1%
Builders FirstSource Inc (c)	141,600	19,637,088
Construction & Engineering - 0.2%
Comfort Systems USA Inc	2,800	1,969,464
Electrical Equipment - 0.2%
GE Vernova Inc	3,000	1,838,910
Ground Transportation - 0.4%
Uber Technologies Inc (c)	43,976	4,122,750
Passenger Airlines - 1.2%
Delta Air Lines Inc	96,900	5,986,482
United Airlines Holdings Inc (c)	57,800	6,069,000
		12,055,482
TOTAL INDUSTRIALS		49,319,685

Information Technology - 42.3%
Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd (c)	359,647	19,284,272
IT Services - 1.0%
CoreWeave Inc Class A (c)	27,760	2,860,390
CoreWeave Inc Class A (g)	7,080	729,523
CoreWeave Inc Class A (b)(e)	566	58,321
IBM Corporation	24,300	5,916,807
X.Ai Holdings Corp Class A (b)(d)	1,300	47,528
		9,612,569
Semiconductors & Semiconductor Equipment - 20.4%
Advanced Micro Devices Inc (c)	62,600	10,180,638
Astera Labs Inc (c)	8,800	1,603,360
Broadcom Inc	141,700	42,140,163
Marvell Technology Inc	44,700	2,810,066
NVIDIA Corp	812,760	141,566,537
		198,300,764
Software - 15.2%
AppLovin Corp Class A (c)	36,300	17,372,817
Celestial AI Inc (b)(d)	253	4,620
Circle Internet Group Inc (e)	55,041	7,264,311
Datadog Inc Class A (c)	32,800	4,483,104
Figma Inc Class A	2,400	168,672
Microsoft Corp	200,583	101,633,401
OpenAI Global LLC rights (b)(c)(d)	166,062	342,088
OpenAI Global LLC rights (b)(c)(d)	164,900	225,913
Oracle Corp	18,300	4,138,179
Palantir Technologies Inc Class A (c)	52,700	8,258,617
Samsara Inc Class A (c)	29,800	1,076,972
Servicenow Inc (c)	3,568	3,273,497
Stripe Inc Class B (b)(c)(d)	2,500	88,750
		148,330,941
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc	157,013	36,448,998
TOTAL INFORMATION TECHNOLOGY		411,977,544

Real Estate - 0.6%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (c)	33,700	2,841,247
Specialized REITs - 0.3%
American Tower Corp	15,900	3,241,215
TOTAL REAL ESTATE		6,082,462

Utilities - 1.9%
Electric Utilities - 1.4%
Constellation Energy Corp	14,700	4,527,306
NRG Energy Inc	46,900	6,826,764
PG&E Corp	138,500	2,116,280
		13,470,350
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	27,400	5,181,614
TOTAL UTILITIES		18,651,964

TOTAL UNITED STATES		887,414,733
TOTAL COMMON STOCKS (Cost $397,429,992)		940,494,818

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	47,700	178,570
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	13,100	49,041
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(h)	454,745	679,707
		907,318
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	4,439	3,138
TOTAL UNITED STATES		910,456
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $519,984)		910,456

Convertible Preferred Stocks - 2.8%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	600	33,137
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	4,644	1,175,629
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(d)	12,183	544,824
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	5,100	40,290
Element Labs Inc Series B (b)(d)	4,317	37,903
		78,193
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	17,400	22,446
Xsight Labs Ltd Series F (b)(d)	34,719	146,862
		169,308
TOTAL ISRAEL		247,501
UNITED STATES - 2.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,387,600	112,951
Rad Power Bikes Inc Series A (b)(c)(d)	1,809	89
Rad Power Bikes Inc Series C (b)(c)(d)	7,117	641
Rad Power Bikes Inc Series D (b)(c)(d)	12,697	1,778
Waymo LLC Series A2 (b)(c)(d)	2,896	211,495
Waymo LLC Series C2 (b)(d)	4,115	349,487
		676,441
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	2,400	89,351
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	70,175	108,070
JUUL Labs Inc Series D (b)(c)(d)	938	1,444
		109,514
TOTAL CONSUMER STAPLES		198,865

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	2,264	163,053
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	4,112	314,445
		477,498
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	15,631	568,813
Blink Health LLC Series D (b)(c)(d)	2,983	108,551
		677,364
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	5,837	213,459
TOTAL HEALTH CARE		890,823

Industrials - 1.6%
Aerospace & Defense - 1.4%
Anduril Industries Inc Series F (b)(c)(d)	22,366	914,322
Anduril Industries Inc Series G (b)(d)	5,600	228,928
Space Exploration Technologies Corp Series I (b)(c)(d)	3,290	6,974,801
Space Exploration Technologies Corp Series N (b)(c)(d)	2,559	5,425,080
		13,543,131
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	8,269	341,923
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	15,188	1,738,570
Beta Technologies Inc Series C, 6% (b)(d)	1,300	155,012
		1,893,582
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	3,200	25,696
TOTAL INDUSTRIALS		15,804,332

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	12,100	43,560
Enevate Corp Series E (b)(c)(d)	285,844	80,036
Vast Data Ltd Series A (b)(c)(d)	2,512	56,595
Vast Data Ltd Series A1 (b)(c)(d)	6,183	139,304
Vast Data Ltd Series A2 (b)(c)(d)	7,112	160,234
Vast Data Ltd Series B (b)(c)(d)	5,659	127,497
Vast Data Ltd Series C (b)(c)(d)	165	3,717
Vast Data Ltd Series E (b)(c)(d)	5,408	121,842
		732,785
IT Services - 0.1%
Gupshup Inc (b)(c)(d)	17,900	81,624
X.Ai Holdings Corp Series C (b)(d)	22,286	814,776
Yanka Industries Inc Series E (b)(c)(d)	19,716	53,233
Yanka Industries Inc Series F (b)(c)(d)	13,160	57,378
		1,007,011
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	40,700	258,445
SiMa Technologies Inc Series B1 (b)(c)(d)	5,810	43,168
		301,613
Software - 0.5%
Anthropic PBC Series D (b)(c)(d)	2,890	427,951
Anthropic PBC Series E (b)(d)	1,200	169,164
Anthropic PBC Series F (b)(d)	3,300	465,201
Celestial AI Inc Series A (b)(d)	1,616	29,508
Celestial AI Inc Series B (b)(d)	1,216	22,204
Celestial AI Inc Series C1 (b)(d)	4,874	89,000
Crusoe Energy Systems LLC Series D (b)(d)	11,055	825,587
Databricks Inc Series G (b)(c)(d)	6,600	943,734
Databricks Inc Series I (b)(c)(d)	104	14,871
Databricks Inc Series J (b)(d)	810	115,822
Lyte Ai Inc Series B (b)(c)(d)	12,300	139,359
MOLOCO Inc Series A (b)(c)(d)	11,676	827,478
Runway AI Inc Series D (b)(c)(d)	29,650	395,531
Stripe Inc Series H (b)(c)(d)	5,729	203,380
		4,668,790
TOTAL INFORMATION TECHNOLOGY		6,710,199

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	23,194	611,858
TOTAL UNITED STATES		25,370,016
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,098,500)		27,371,107

Domestic Equity Funds - 0.3%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $3,417,368)	7,600	3,386,484

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	18,888	11,414
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	15,885	8,623
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	47,490	50,808
TOTAL INFORMATION TECHNOLOGY		59,431

TOTAL UNITED STATES		70,845
TOTAL PREFERRED SECURITIES (Cost $82,263)		70,845

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	2,773,921	2,774,476
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	950,878	950,973
TOTAL MONEY MARKET FUNDS (Cost $3,725,449)			3,725,449

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $419,273,556)	975,959,159
NET OTHER ASSETS (LIABILITIES) - 0.0%	(253,902)
NET ASSETS - 100.0%	975,705,257

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,633,732 or 3.7% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,896,275 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $729,523 or 0.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	290,767

Anduril Industries Inc Class B	6/16/2025	24,530

Anduril Industries Inc Series F	8/7/2024	486,161

Anduril Industries Inc Series G	4/17/2025	228,943

Anthropic PBC Series D	5/31/2024	86,713

Anthropic PBC Series E	2/14/2025	67,304

Anthropic PBC Series F	8/18/2025	465,193

Beta Technologies Inc Series A	4/9/2021	1,112,825

Beta Technologies Inc Series C, 6%	10/24/2024	148,811

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	76,056

Blink Health LLC Series C	11/7/2019 - 7/14/2021	596,729

Blink Health LLC Series D	6/17/2024 - 6/25/2024	125,286

Bombas LLC	2/16/2021 - 11/12/2021	830,401

ByteDance Ltd Series E1	11/18/2020	508,863

Canva Australia Holdings Pty Ltd Class A	12/23/2024	161,291

Celestial AI Inc	2/25/2025	3,748

Celestial AI Inc Series A	2/25/2025	23,942

Celestial AI Inc Series B	2/25/2025	18,016

Celestial AI Inc Series C1	2/25/2025	84,955

Cellink Corp Series D	1/20/2022	251,969

Crusoe Energy Systems LLC Series D	12/10/2024	322,495

Databricks Inc Series G	2/1/2021	390,209

Databricks Inc Series I	9/14/2023	7,644

Databricks Inc Series J	12/17/2024	74,925

Diamond Foundry Inc Series C	3/15/2021	556,656

Element Labs Inc Series A	2/11/2025	18,811

Element Labs Inc Series B	6/27/2025	37,899

Empower Semiconductor Inc Series D	6/27/2025	25,683

Enevate Corp 10% 5/12/2199	11/12/2024	4,439

Enevate Corp 6%	11/2/2023 - 10/31/2024	15,885

Enevate Corp Series E	1/29/2021	316,911

Epic Games Inc	7/13/2020 - 3/29/2021	1,729,999

GoBrands Inc Series G	3/2/2021	599,322

Gupshup Inc	6/8/2021	409,287

JUUL Labs Inc Class A	2/23/2024	848,583

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lenskart Solutions Pvt Ltd	4/30/2024	345,813

Lyte Ai Inc Series B	8/13/2024	156,039

MOLOCO Inc Series A	6/26/2023	700,560

Neutron Holdings Inc	2/4/2021	772

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	47,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	13,100

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2025	454,745

Neutron Holdings Inc Series 1C	7/3/2018	253,709

OpenAI Global LLC rights	9/30/2024	166,062

OpenAI Global LLC rights	8/4/2025	164,900

Oura Health Oy Series D	12/18/2024	312,981

Rad Power Bikes Inc	1/21/2021	66,926

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	18,888

Rad Power Bikes Inc Series A	1/21/2021	8,726

Rad Power Bikes Inc Series C	1/21/2021	34,331

Rad Power Bikes Inc Series D	9/17/2021	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Revolut Group Holdings Ltd	12/27/2024	961,978

Runway AI Inc Series D	9/6/2024	321,459

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	47,490

SiMa Technologies Inc Series B	5/10/2021	208,685

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	41,198

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	394,134

Space Exploration Technologies Corp Class C	7/1/2024 - 12/9/2024	140,631

Space Exploration Technologies Corp Series I	4/5/2018	556,010

Space Exploration Technologies Corp Series N	8/4/2020	690,930

Stripe Inc Class B	5/18/2021	100,321

Stripe Inc Series H	3/15/2021 - 5/25/2023	229,876

Taalas Inc Series B	2/19/2025	32,948

Tenstorrent Holdings Inc Series C1	4/23/2021	134,645

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	324,134

Vast Data Ltd Series A	11/28/2023	27,632

Vast Data Ltd Series A1	11/28/2023	68,013

Vast Data Ltd Series A2	11/28/2023	78,232

Vast Data Ltd Series B	11/28/2023	62,249

Vast Data Ltd Series C	11/28/2023	1,815

Vast Data Ltd Series E	11/28/2023	118,976

Waymo LLC Series A2	5/8/2020	248,671

Waymo LLC Series C2	10/18/2024	321,799

X.Ai Holdings Corp Class A	7/18/2025	47,527

X.Ai Holdings Corp Series C	11/22/2024	482,492

Xsight Labs Ltd Series D	2/16/2021	139,130

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	160,749

Yanka Industries Inc Series E	5/15/2020	238,153

Yanka Industries Inc Series F	4/8/2021	419,499

Zipline International Inc Series G	6/7/2024	346,854

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	8/14/2025

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,052,645	129,186,685	128,464,854	120,052	-	-	2,774,476	2,773,921	0.0%
Fidelity Securities Lending Cash Central Fund	11,067,048	40,683,440	50,799,515	161,504	-	-	950,973	950,878	0.0%
Total	13,119,693	169,870,125	179,264,369	281,556	-	-	3,725,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.